General information	12 Months Ended
Dec. 31, 2024
General information [Abstract]
General information
1	General information

Hafnia Limited (the “Company”) is listed on the Oslo and New York Stock Exchanges. It was incorporated and domiciled in Bermuda, but was redomiciled to Singapore on 1 October 2024, with its registered office located at 10 Pasir Panjang Road, #18-01 Mapletree Business City, Singapore 117438.

The principal activity of the Company (together with its subsidiaries, the “Group”) relates to the provision of global maritime services in the product tankers market.